Share-Based Compensation - Summary of Share Based Payment Award Stock Options Valuation Assumptions Under PredaSAR Plan (Detail)	12 Months Ended
Dec. 31, 2020 USD ($)
Expected term	6 years 3 months
Expected volatility (Minimum)	110.00%
Expected volatility (Maximum)	120.00%
Expected dividend yield	$ 0
Risk-free interest rate (Minimum)	0.46%
Risk-free interest rate (Maximum)	0.56%
PredaSAR Plan [Member]
Expected term	6 years 3 months
Expected volatility (Minimum)	110.00%
Expected volatility (Maximum)	110.00%
Expected dividend yield	$ 0
Risk-free interest rate (Minimum)	0.43%
Risk-free interest rate (Maximum)	0.65%